Description of Organization and Business Operations (Details)				2 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 28, 2022 USD ($)	Mar. 08, 2022 USD ($) $ / shares	Aug. 06, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum | item						1	1
Price of warrant | $ / shares						$ 11.50	$ 11.50
Proceeds received from initial public offering, gross					$ 150,000,000		$ 150,000,000
Proceeds received from private placement					852,416		852,416
Value of Class B common stock transferred to Anchor Investors at initial public offering					$ 6,509,758		6,509,758
Underwriting discount						$ 1,500,000
Deferred underwriting discount						5,250,000	5,250,000
Payments for investment of cash in trust account			$ 150,000,000			$ (9,000)	$ 150,000,000
Condition for future business combination use of proceeds percentage						80	80
Condition For Future Business Combination Threshold Percentage Ownership						50	50
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%
Condition For Future Business Combination Threshold Net Tangible Assets						$ 5,000,001	$ 5,000,001
Months to complete acquisition						24 months	24 months
Redemption period upon closure						10 days	10 days
Maximum allowed dissolution expenses						$ 100,000	$ 100,000
Tax obligations						536,000
Working capital deficit						$ 3,500,000	100,000
Aggregate purchase price				$ 25,000			$ 25,000
Number of shares per warrant | shares						1	1
Funds in Trust Account per public share | $ / shares						$ 10.00	$ 10.00
Proceeds held in operating account for working capital purpose						$ 7,000	$ 300,000
LanzaTech Global
Description of Organization and Business Operations
Purchase price, per unit | $ / shares		$ 10.00
Consideration consisting of equity interests		$ 1,817,000,000
Price per share | $ / shares		$ 10.00
Cash held in AMCI's trust account		$ 230,000,000
Exercise price of warrant | $ / shares		$ 10.00
LanzaTech Global | Minimum
Description of Organization and Business Operations
Net tangible assets		$ 5,000,001
Class A Common stock
Description of Organization and Business Operations
Common shares, par value, (per share) | $ / shares						$ 0.0001	$ 0.0001
Working Capital Loans
Description of Organization and Business Operations
Outstanding balance						$ 0	$ 0
Subsequent Events [Member] | LanzaTech Global
Description of Organization and Business Operations
Purchase price, per unit | $ / shares		$ 10.00
Price per share | $ / shares		10.00
Exercise price of warrant | $ / shares		$ 10.00
Subsequent Events [Member] | LanzaTech Global | Minimum
Description of Organization and Business Operations
Net tangible assets		$ 5,000,001
Cash held in AMCI's trust account		$ 230,000,000
Initial public offering.
Description of Organization and Business Operations
Number of units sold | shares			15,000,000
Purchase price, per unit | $ / shares			$ 10.00
Proceeds received from initial public offering, gross			$ 150,000,000
Transaction Costs			13,782,542
Value of Class B common stock transferred to Anchor Investors at initial public offering			6,509,758
Underwriting discount			1,500,000
Deferred underwriting discount			5,250,000
Other offering costs			$ 522,784
Price per share | $ / shares			$ 10.00
Exercise price of warrant | $ / shares			$ 11.50
Number of shares per warrant | shares			1
Number of shares in a unit | shares			1
Number of warrants in a unit | shares			0.5
Initial public offering. | Class A Common stock
Description of Organization and Business Operations
Common shares, par value, (per share) | $ / shares			$ 0.0001
Private Placement
Description of Organization and Business Operations
Proceeds held in operating account for working capital purpose			$ 900,000
Private Placement | private placement warrants
Description of Organization and Business Operations
Price of warrant | $ / shares			$ 1.00
Sale of private placement warrants (in shares) | shares			3,500,000
Proceeds received from private placement			$ 3,500,000
Restrictions on transfer period of time after business combination completion			30 days
Exercise price of warrant | $ / shares			$ 11.50
Number of shares per warrant | shares			1
Sponsor
Description of Organization and Business Operations
Aggregate purchase price						$ 25,000	$ 25,000
Working Capital Loan	$ 1,500,000